Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Equity portion of convertible debentures [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2020	$ 16,892,725	$ 379,506	$ 5,515,639	$ (110,192)	$ (23,852,634)	$ (1,174,956)
Balance (shares) at Mar. 31, 2020	15,486,750
Shares issued for cash	$ 37,700,000					37,700,000
Shares issued for cash (shares)	1,885,000
Share issuance costs	$ (2,948,718)					(2,948,718)
Shares issued for exercise of warrants	$ 5,357,775		(772,408)			4,585,367
Shares issued for exercise of warrants (shares)	1,672,028
Shares issued for conversion of debentures	$ 3,720,199	(315,506)				$ 3,404,693
Shares issued for conversion of debentures (shares)	1,703,240					1,703,240
Reclassify matured convertible debentures not converted		(64,000)			64,000
Shares issued for exercise of options	$ 467,755		(164,869)			$ 302,886
Shares issued for exercise of options (shares)	145,537
Share-based payments			2,098,761			2,098,761
Cumulative translation reserve				21,169		21,169
Net loss for the year					(7,836,754)	(7,836,754)
Net fractional shares as a result of share consolidation (shares)	5
Balance at Mar. 31, 2021	$ 61,189,736	0	6,677,123	(89,023)	(31,625,388)	36,152,448
Balance (shares) at Mar. 31, 2021	20,892,560
Share issuance costs	$ (27,329)					(27,329)
Shares issued for exercise of warrants	$ 7,305,834		(994,161)			6,311,673
Shares issued for exercise of warrants (shares)	1,925,656
Shares issued for exercise of options	$ 2,365,880		(1,139,621)			1,226,259
Shares issued for exercise of options (shares)	329,822
Fair value of stock options forfeited			(276,000)		276,000
Share-based payments			5,771,475			5,771,475
Cumulative translation reserve				(39,413)		(39,413)
Net loss for the year					(15,009,920)	(15,009,920)
Balance at Mar. 31, 2022	$ 70,834,121	0	10,038,816	(128,436)	(46,359,308)	34,385,193
Balance (shares) at Mar. 31, 2022	23,148,038
Shares issued for cash	$ 4,895,826					4,895,826
Shares issued for cash (shares)	1,565,268
Share issuance costs	$ (216,803)					(216,803)
Shares issued for exercise of options	$ 15,094		(6,333)			8,761
Shares issued for exercise of options (shares)	3,322
Fair value of stock options forfeited			(612,193)		612,193
Share-based payments			3,645,893			3,645,893
Cumulative translation reserve				(13,007)		(13,007)
Net loss for the year					(15,043,857)	(15,043,857)
Balance at Mar. 31, 2023	$ 75,528,238	$ 0	$ 13,066,183	$ (141,443)	$ (60,790,972)	$ 27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628